Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Secured contingent payment obligation	$ 24,734	$ 25,557	$ 15,896	$ 14,185
Fair Value Measurements Recurring [Member] | Restricted Cash Equivalents [Member]
Assets			1,000
Fair Value Measurements Recurring [Member] | Availableforsale Securities [Member]
Assets			26
Secured Contingent Payment Obligation [Member] | Fair Value Measurements Recurring [Member]
Liabilities	24,734	25,557	15,896
Fair Value Inputs Level1 [Member]
Secured contingent payment obligation	0	0
Fair Value Inputs Level1 [Member] | Fair Value Measurements Recurring [Member] | Restricted Cash Equivalents [Member]
Assets			1,000
Fair Value Inputs Level1 [Member] | Fair Value Measurements Recurring [Member] | Availableforsale Securities [Member]
Assets			26
Fair Value Inputs Level1 [Member] | Secured Contingent Payment Obligation [Member] | Fair Value Measurements Recurring [Member]
Liabilities
Fair Value Inputs Level2 [Member]
Secured contingent payment obligation	0	0
Fair Value Inputs Level2 [Member] | Fair Value Measurements Recurring [Member] | Restricted Cash Equivalents [Member]
Assets
Fair Value Inputs Level2 [Member] | Fair Value Measurements Recurring [Member] | Availableforsale Securities [Member]
Assets
Fair Value Inputs Level2 [Member] | Secured Contingent Payment Obligation [Member] | Fair Value Measurements Recurring [Member]
Liabilities
Fair Value Inputs Level3 [Member]
Secured contingent payment obligation	24,734	25,557	15,896
Fair Value Inputs Level3 [Member] | Fair Value Measurements Recurring [Member] | Restricted Cash Equivalents [Member]
Assets
Fair Value Inputs Level3 [Member] | Fair Value Measurements Recurring [Member] | Availableforsale Securities [Member]
Assets
Fair Value Inputs Level3 [Member] | Secured Contingent Payment Obligation [Member] | Fair Value Measurements Recurring [Member]
Liabilities	$ 24,734	$ 25,557	$ 15,896